Google DeepMind AI Lab Ecosystem ETF Investment Risks - Google DeepMind AI Lab Ecosystem ETF	Aug. 07, 2026
Ecosystem Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Google DeepMind Ecosystem Risk: The Fund’s performance is closely tied to the success, adoption, and commercial growth of Google DeepMind and technologies associated with the Google DeepMind ecosystem. As a result, the Fund may be adversely affected by developments impacting Google DeepMind, including increased competition, technological disruption, regulatory actions, reputational harm, litigation, changes in strategic relationships, reduced enterprise adoption, or a decline in market interest in Google DeepMind-related products and services. The Fund may also be adversely affected if competing artificial intelligence platforms, models, or ecosystems achieve greater commercial success, technological advancement, market adoption, developer engagement, or investor interest than Google DeepMind. Because the Fund maintains focused exposure to companies economically connected to the Google DeepMind ecosystem, the Fund may underperform broader equity markets or other technology-focused investments during periods in which Google DeepMind-related companies are out of favor or experience negative market sentiment. Public statements—including public remarks and social media activity—by Alphabet, Inc. leadership may introduce uncertainty and/or cause fluctuations in the company’s stock price and sentiment around Google DeepMind. Changes in Alphabet’s leadership may also affect investor sentiment.
Artificial Intelligence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Artificial Intelligence Risk: Companies involved in artificial intelligence and related technologies are subject to intense competition, rapid technological change, evolving industry standards, short product cycles, and significant research and development expenditures. The Fund’s investments may include companies whose products or services may become obsolete or less competitive as new technologies emerge. Many of these companies depend on intellectual property rights, access to computing capacity and specialized hardware, complex supply chains, and continued capital investment to maintain their competitive positions. Failures, delays, security vulnerabilities, operational disruptions, or reduced demand for AI-related products and services could adversely affect such companies.The issuers are also subject to legal, regulatory and political changes that may have a large impact on their profitability. AI technology could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. Similarly, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. Companies may face regulatory fines and penalties, including potential forced break-ups, that could hinder the ability of the companies to operate on an ongoing basis. Country, government, and/or region-specific regulations or restrictions could have an impact on AI and big data companies.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions, the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact the Fund and its investments.
Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Risk: The values of equity securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.
Data Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Data Risk: The Fund’s investment process relies on data and information obtained from a variety of sources, which may be incomplete, inaccurate, delayed, inconsistent, or unavailable. Errors in data collection, processing, or interpretation may affect the Advisor’s assessment of a company’s relationship to the Google DeepMind ecosystem. The Advisor’s assessment of a company’s relationship to the Google DeepMind ecosystem could be incorrect, which could negatively impact the Fund’s ability to provide the intended exposure to Google DeepMind Ecosystem Companies. In addition, the Fund’s investment process relies in part on proprietary analytical models and methodologies to analyze such data and information that may not operate as intended under all market conditions.
Risks Associated with Exchange-Traded Funds [Member]
Prospectus [Line Items]
Risk [Text Block]	Risks Associated with Exchange-Traded Funds: As an ETF, the Fund is subject to the following risks:Authorized Participant Concentration/Trading Risk: Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for shares, and shares may be more likely to trade at a premium or discount to the Fund’s net asset value and to face trading halts and/or delisting. This risk may be heightened during periods of volatility or market disruptions.Cash Transactions Risk: The Fund may effect some or all of its creations and redemptions for cash rather than in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects all of its creations and redemptions in-kind. Because the Fund may effect redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs. To the extent costs are not offset by transaction fees charged by the Fund to APs, the costs of cash transactions will be borne by the Fund.Large Shareholder Risk: Certain large shareholders, including APs, may from time to time own a substantial amount of the Fund’s shares. There is no requirement that these shareholders maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.Premium/Discount Risk: The market price of the Fund’s shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for shares on the Exchange. The Advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. This may result in the Fund’s shares trading significantly above (premium) or below (discount) the Fund’s net asset value, which will be reflected in the intraday bid/ask spreads and/or the closing price of shares as compared to net asset value. During stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s shares and their net asset value. To the extent securities held by the Fund trade on foreign exchanges that are closed while the Fund’s shares continue to trade in the United States, the value of those securities used to calculate the Fund’s NAV may differ from their current market value. As a result, the Fund’s shares may trade at a premium or discount to NAV, and bid/ask spreads may be wider than those of funds investing primarily in U.S. securities.
Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Depositary Receipts Risk: Depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the U.S.or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. Depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance. Depositary receipts are subject to the risks associated with investing directly in foreign securities.
Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk: Because the Fund may invest in securities of foreign issuers, including those located in emerging markets, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	High Portfolio Turnover Risk: Higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may lead to the realization and distribution to shareholders of higher capital gains, which may increase a shareholder’s tax liability.
IPO Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	IPO Risk: An IPO presents the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of a portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. The Fund’s investments in IPO shares may include the securities of “unseasoned” companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain.
Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Issuer Risk: An adverse event affecting a particular issuer in which the Fund is invested, such as an unfavorable earnings report, may depress the value of that issuer’s securities, sometimes rapidly or unpredictably.
Model Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Model Risk: There are limitations inherent in every quantitative model. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, historical trends in data may not be predictive going forward. The strategies and techniques employed in a quantitative model cannot fully match the complexity of the financial markets and therefore sudden unanticipated changes in underlying market conditions can significantly impact their performance. The effectiveness of the given strategy or technique may deteriorate in an unpredictable fashion for any number of reasons including, but not limited to, an increase in the amount of assets managed or the use of similar strategies or techniques by other market participants and/or market dynamic shifts over time. In addition, factors that affect a security’s value can change over time, and these changes may not be reflected in the quantitative model. Any model may contain flaws the existence and effect of which may be discovered only after the fact or not at all. In addition, artificial intelligence tools used as part of a model may be subject to one or more undetected errors, defects or security vulnerabilities, and there is a risk that any particular output will be incomplete, inaccurate, unreliable or otherwise flawed. There can be no assurances that the strategies pursued or the techniques implemented in the quantitative model will be profitable, and various market conditions may be materially less favorable to certain strategies than others. Even in the absence of flaws, a model may not perform as anticipated.
New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk: There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Board of Trustees may liquidate the Fund at any time in accordance with the Declaration of Trust and governing law. As a result, the timing of the Fund’s liquidation may not be favorable.
Privately Held Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Privately Held Company Risk: Investments in equity securities of privately held companies involve greater risk than investments in equity securities of public companies. Because there is no public market for the company’s securities, it can be difficult to determine current valuations for the overall company and the related securities held by the Fund. Further, the Fund would not be able to sell these securities until a liquidity event occurs, such as an initial public offering of the company’s stock, which is normally outside the control of the Fund and Advisor. Accordingly, these securities are considered illiquid. There is also significantly less information available about these companies’ business models, quality of management, earnings growth potential and other criteria used to evaluate their investment prospects.
Sector Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector Exposure Risk: Because the Fund may, from time to time, have significant exposure to particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sector(s). As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of exposures. The Fund may invest a significant portion of its assets in the following sector(s) and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sector(s).Information Technology Sector Risk: Companies in the information technology sector can be significantly affected by short product cycles, obsolescence of existing technology, impairment or loss of intellectual property rights, falling prices and profits, competition from new market entrants, government regulation and other factors.Communication Services Sector Risk: The performance of companies in the communication services sector may be affected by intense competition, rapid technological change, evolving consumer preferences, significant capital requirements, government regulation, public scrutiny, cybersecurity incidents, and the potential obsolescence of products or services. Communication services companies may also be affected by changes in advertising demand, user engagement, content distribution, data privacy rules, intellectual property matters, and the adoption or disruption of services through artificial intelligence technologies. Because the Fund may invest a significant portion of its assets in this sector, developments affecting communication services companies may have a greater impact on the Fund than on a fund with broader sector exposure.Industrials Sector Risk: Companies in the industrials sector may be affected by supply and demand for their products and services, economic cycles, commodity prices, labor costs, transportation costs, government regulation, defense spending, infrastructure spending, trade policy, and global competition. Companies in this sector may be sensitive to changes in business investment and industrial production.Consumer Discretionary Sector Risk: Companies in the consumer discretionary sector may be affected by changes in domestic and global economic conditions, interest rates, disposable household income, consumer confidence, consumer spending, competition, demographics, and changing consumer preferences. Consumer discretionary companies may be more sensitive to economic downturns than companies in other sectors.Utilities Sector Risk: Companies in the utilities sector may be affected by supply and demand, fuel costs, operating costs, government regulation, environmental regulation, liabilities for environmental damage, rate caps, rate changes, infrastructure spending, weather events, and interest rate changes. Because many utilities are regulated, their profitability may depend on regulatory approvals and permitted rates of return.
Unrelated Business Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Unrelated Business Risk: Many of the companies in which the Fund will invest have other business lines unrelated to the Fund’s thematic category. These other lines of business could adversely affect those firms’ operating results and, in turn, hurt the Fund’s performance. The operating results of companies with other business lines may fluctuate independently of the fluctuations in the relevant thematic category businesses. In addition, a particular company’s ability to engage in new business activities may expose it to additional risks for which it has less experience than its existing business lines. Despite a company’s possible success in activities linked to a thematic category, there can be no assurance that its other lines of business will not adversely affect the company’s business, financial condition, or market value. In addition, a particular company’s unrelated businesses may impact the Fund’s investment returns and it may be difficult to isolate thematic category-related returns from other return sources.
Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk: Some portfolio holdings may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk: Because the Fund is non-diversified and may invest a greater percentage of its assets in securities of a single issuer, and/or invest in a relatively small number of issuers, it is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio.